Vessels, net and advances for vessels under construction (Tables)	12 Months Ended
Dec. 31, 2022
Vessels Net And Advances For Vessels Under Construction
Vessels, net and advances for vessels under construction (Table)

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2021	$923,020	$(210,823)	$712,197
Vessel acquisitions	1,256,858	—	1,256,858
Vessel disposals	(180,358)	36,123	(144,235)
Improvements	374	—	374
Depreciation for the year	—	(43,336)	(43,336)
Balance as at December 31, 2021	$1,999,894	$(218,036)	$1,781,858
Vessel acquisitions	121,583	—	121,583
Advances for vessels under construction – related party (Note 4)	24,000	—	24,000
Vessel disposals	(143,692)	63,159	(80,533)
Improvements	1,873	—	1,873
Depreciation for the year	—	(66,884)	(66,884)
Balance as at December 31, 2022	$2,003,658	$(221,761)	$1,781,897

Vessels, net and advances for vessels under construction - Disposals (Table)

Vessel	M/V Agamemnon	M/V Archimidis	Total
Sale price	$65,000	$65,000	$130,000
Carrying value on sale	(41,806)	(38,727)	(80,533)
Other sale expenses	(1,099)	(1,093)	(2,192)
Gain on sale	$22,095	$25,180	$47,275

Vessels, net and advances for vessels under construction - Disposals (Table)
Vessel	M/V CMA CGM Magdalena	M/V Adonis	Total
Sale price	$99,000	$96,000	$195,000
Carrying value on sale	(71,598)	(72,637)	(144,235)
Other sale expenses	(2,018)	(1,935)	(3,953)
Gain on sale	$25,384	$21,428	$46,812